Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 11,523	$ 17,528
Short-term deposits	29,243	19,905
Amounts receivable and prepaid expenses	10,026	4,970
Investment in marketable securities	3,367	3,826
Total current assets	54,159	46,229
Non-current assets
Investment in associate	2,429	2,611
Convertible notes receivable	606	529
Long-term receivables	13,038
Mineral interests, property and equipment	662,279	591,681
Reclamation deposits	15,231	6,767
Total non-current assets	693,583	601,588
Total assets	747,742	647,817
Current liabilities
Accounts payable and accrued liabilities	12,165	5,377
Flow-through share premium	1,366	2,276
Lease obligations	90	41
Provision for reclamation liabilities	3,680	2,500
Total current liabilities	17,301	10,194
Non-current liabilities
Deferred income tax liabilities	23,164	19,034
Lease obligations	182	207
Provision for reclamation liabilities	4,762	3,664
Total non-current liabilities	28,108	22,905
Total liabilities	45,409	33,099
Shareholders’ equity	702,333	614,718
Total liabilities and shareholders’ equity	$ 747,742	$ 647,817